Schedule of investments
Delaware Corporate Bond Fund	April 30, 2023 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bonds — 0.40%
Kaman 3.25% exercise price $65.26, maturity date 5/1/24	3,500,000	$ 3,311,000
Spirit Airlines 1.00% exercise price $42.63, maturity date 5/15/26	1,790,000	1,460,640
Total Convertible Bonds (cost $5,106,654)		4,771,640

Corporate Bonds — 87.74%
Banking — 16.90%
Bank of America
2.482% 9/21/36 μ	5,855,000	4,478,129
5.288% 4/25/34 μ	11,650,000	11,737,137
6.204% 11/10/28 μ	7,865,000	8,206,863
Bank of New York Mellon
4.596% 7/26/30 μ	8,012,000	7,940,922
4.70% 9/20/25 μ, ψ	8,770,000	8,561,713
5.802% 10/25/28 μ	699,000	732,064
5.834% 10/25/33 μ	2,480,000	2,655,552

Barclays 7.385% 11/2/28 μ	2,450,000	2,611,081
BPCE 144A 5.125% 1/18/28 #	3,695,000	3,703,991
Citigroup 5.61% 9/29/26 μ	10,500,000	10,628,251
Citizens Bank 6.064% 10/24/25 μ	3,040,000	2,943,262
Credit Suisse
1.00% 5/5/23	3,190,000	3,184,019
7.95% 1/9/25	10,335,000	10,531,468

Deutsche Bank 6.72% 1/18/29 μ	2,712,000	2,760,021
Fifth Third Bank 5.852% 10/27/25 μ	5,745,000	5,711,538
Goldman Sachs Group 1.542% 9/10/27 μ	13,429,000	11,907,615
Huntington National Bank
4.552% 5/17/28 μ	9,151,000	8,755,016
5.65% 1/10/30	2,590,000	2,583,334

JPMorgan Chase & Co. 4.912% 7/25/33 μ	3,015,000	3,000,438
KeyBank
5.00% 1/26/33	8,105,000	7,542,748
5.85% 11/15/27	3,703,000	3,701,730

KeyCorp 4.789% 6/1/33 μ	1,285,000	1,169,473
Morgan Stanley
1.928% 4/28/32 μ	3,765,000	2,997,299
2.484% 9/16/36 μ	5,529,000	4,253,135
5.25% 4/21/34 μ	7,785,000	7,876,663
6.138% 10/16/26 μ	1,105,000	1,134,838
6.342% 10/18/33 μ	3,510,000	3,818,954

NQ-NO [4/23] 6/23 (2965312)    1

Schedule of investments
Delaware Corporate Bond Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)

PNC Bank 4.05% 7/26/28	8,420,000	$ 8,014,945
PNC Financial Services Group 5.671% 10/28/25 μ	3,820,000	3,827,820
Popular
6.125% 9/14/23	5,020,000	4,992,516
7.25% 3/13/28	6,010,000	5,956,068
SVB Financial Group
1.80% 2/2/31 ‡	2,597,000	1,554,045
2.10% 5/15/28 ‡	995,000	630,233
4.00% 5/15/26 ‡, ψ	2,647,000	201,874
4.57% 4/29/33 ‡	2,833,000	1,815,670

Truist Bank 2.636% 9/17/29 μ	10,460,000	9,806,312
Truist Financial
4.95% 9/1/25 μ, ψ	8,635,000	8,135,034
6.123% 10/28/33 μ	2,311,000	2,405,635
US Bancorp
2.491% 11/3/36 μ	3,030,000	2,320,613
4.653% 2/1/29 μ	1,857,000	1,808,679
5.727% 10/21/26 μ	2,242,000	2,259,009

Wells Fargo & Co. 5.389% 4/24/34 μ	4,125,000	4,199,156
		203,054,863
Basic Industry — 3.37%
Celanese US Holdings 6.05% 3/15/25	5,915,000	5,939,264
Georgia-Pacific 8.00% 1/15/24	4,345,000	4,415,414
Graphic Packaging International 144A 3.50% 3/1/29 #	3,155,000	2,806,173
Newmont
2.25% 10/1/30	3,210,000	2,707,377
2.60% 7/15/32	2,570,000	2,163,083
2.80% 10/1/29	9,845,000	8,784,321
Nutrien
4.90% 3/27/28	1,810,000	1,818,420
5.80% 3/27/53	2,265,000	2,354,869

Rio Tinto Finance USA 5.125% 3/9/53	4,650,000	4,797,267
Sherwin-Williams 2.90% 3/15/52	7,185,000	4,705,411
		40,491,599
Brokerage — 0.87%
Jefferies Financial Group
2.625% 10/15/31	10,260,000	8,272,159
6.50% 1/20/43	2,090,000	2,184,668
		10,456,827
2    NQ-NO [4/23] 6/23 (2965312)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods — 4.65%
Amphenol 2.20% 9/15/31	3,205,000	$ 2,682,571
Ardagh Metal Packaging Finance USA 144A 4.00% 9/1/29 #	3,515,000	2,867,063
Ashtead Capital 144A 1.50% 8/12/26 #	6,880,000	6,086,127
Boeing 3.75% 2/1/50	8,110,000	6,101,140
Pactiv Evergreen Group Issuer 144A 4.00% 10/15/27 #	3,385,000	3,050,748
Raytheon Technologies
5.15% 2/27/33	12,520,000	13,017,904
5.375% 2/27/53	1,775,000	1,868,117

Republic Services 5.00% 4/1/34	4,530,000	4,637,037
Teledyne Technologies 2.25% 4/1/28	13,780,000	12,294,579
Waste Connections 2.95% 1/15/52	4,760,000	3,300,057
		55,905,343
Communications — 10.13%
Altice France 144A 5.125% 1/15/29 #	3,720,000	2,752,535
AMC Networks 4.75% 8/1/25	3,325,000	3,088,615
AT&T
3.50% 9/15/53	20,125,000	14,447,804
5.539% 2/20/26	7,115,000	7,124,672
CCO Holdings
144A 4.50% 6/1/33 #	945,000	753,300
144A 4.75% 2/1/32 #	3,870,000	3,206,647
144A 6.375% 9/1/29 #	2,005,000	1,907,275

Cellnex Finance 144A 3.875% 7/7/41 #	3,267,000	2,433,077
Charter Communications Operating 3.85% 4/1/61	9,995,000	6,127,574
Comcast 2.80% 1/15/51	14,135,000	9,557,844
Crown Castle
1.05% 7/15/26	3,925,000	3,489,239
2.10% 4/1/31	5,665,000	4,628,593

CSC Holdings 144A 4.50% 11/15/31 #	5,855,000	4,107,568
Directv Financing 144A 5.875% 8/15/27 #	3,965,000	3,483,925
Discovery Communications 4.00% 9/15/55	9,185,000	6,045,794
Sprint Capital 6.875% 11/15/28	5,025,000	5,421,884
Sprint Spectrum 144A 4.738% 9/20/29 #	2,097,500	2,084,154
Time Warner Cable 7.30% 7/1/38	2,930,000	3,039,052
T-Mobile USA 3.375% 4/15/29	13,605,000	12,481,790
Verizon Communications
2.875% 11/20/50	7,895,000	5,245,863
4.50% 8/10/33	10,110,000	9,771,734

Virgin Media Secured Finance 144A 5.50% 5/15/29 #	3,458,000	3,178,285
NQ-NO [4/23] 6/23 (2965312)    3

Schedule of investments
Delaware Corporate Bond Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)

VZ Secured Financing 144A 5.00% 1/15/32 #	2,540,000	$ 2,122,471
Warnermedia Holdings 6.412% 3/15/26	5,220,000	5,265,850
		121,765,545
Consumer Cyclical — 3.31%
ADT Security 144A 4.875% 7/15/32 #	3,663,000	3,173,861
Amazon.com 2.50% 6/3/50	15,385,000	10,405,943
Aptiv 3.10% 12/1/51	10,601,000	6,740,693
Ford Motor Credit 6.95% 3/6/26	2,435,000	2,460,073
General Motors Financial 5.85% 4/6/30	9,085,000	9,086,683
VICI Properties 4.95% 2/15/30	8,305,000	7,947,719
		39,814,972
Consumer Non-Cyclical — 7.91%
Amgen
5.15% 3/2/28	2,220,000	2,273,025
5.25% 3/2/30	2,310,000	2,373,384
5.25% 3/2/33	5,090,000	5,239,194
5.65% 3/2/53	1,665,000	1,726,221

Astrazeneca Finance 4.875% 3/3/28	4,580,000	4,730,664
Baxter International 3.132% 12/1/51	6,660,000	4,407,975
Bimbo Bakeries USA 144A 4.00% 5/17/51 #	3,540,000	2,879,210
Bunge Limited Finance 2.75% 5/14/31	7,475,000	6,421,123
Cigna Group 5.685% 3/15/26	7,970,000	8,021,782
CVS Health
2.70% 8/21/40	12,941,000	9,283,964
4.78% 3/25/38	2,625,000	2,508,467
Eli Lilly & Co.
4.875% 2/27/53	2,270,000	2,374,665
5.00% 2/27/26	3,320,000	3,340,057

GE HealthCare Technologies 144A 5.65% 11/15/27 #	2,220,000	2,293,455
HCA 3.50% 7/15/51	6,074,000	4,243,322
JBS USA Lux 144A 3.00% 2/2/29 #	3,287,000	2,820,884
Merck & Co. 2.75% 12/10/51	4,532,000	3,216,913
Perrigo Finance Unlimited 4.375% 3/15/26	7,415,000	7,141,215
Royalty Pharma 3.35% 9/2/51	14,781,000	9,736,666
Sodexo
144A 1.634% 4/16/26 #	5,520,000	5,038,541
144A 2.718% 4/16/31 #	2,290,000	1,952,195

US Foods 144A 4.75% 2/15/29 #	3,265,000	3,040,017
		95,062,939
4    NQ-NO [4/23] 6/23 (2965312)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric — 12.01%
AEP Transmission 5.40% 3/15/53	1,130,000	$ 1,192,527
Appalachian Power 4.50% 8/1/32	7,500,000	7,272,083
Berkshire Hathaway Energy 2.85% 5/15/51	5,078,000	3,516,890
CenterPoint Energy Houston Electric 4.95% 4/1/33	6,175,000	6,337,574
Commonwealth Edison 2.75% 9/1/51	5,025,000	3,397,753
Constellation Energy Generation 5.60% 3/1/28	3,460,000	3,579,264
Consumers Energy 4.625% 5/15/33	3,800,000	3,824,858
Duke Energy Carolinas
4.95% 1/15/33	1,542,000	1,585,325
5.35% 1/15/53	2,220,000	2,333,812

Duke Energy Indiana 5.40% 4/1/53	3,355,000	3,474,428
Duke Energy Ohio 5.25% 4/1/33	2,405,000	2,498,663
Edison International 8.125% 6/15/53 μ	5,155,000	5,316,094
Enel Finance International 144A 6.80% 10/14/25 #	3,710,000	3,845,969
Eversource Energy 5.45% 3/1/28	3,605,000	3,740,955
Exelon 5.30% 3/15/33	2,065,000	2,127,649
Fells Point Funding Trust 144A 3.046% 1/31/27 #	4,685,000	4,393,197
IPALCO Enterprises 4.25% 5/1/30	2,525,000	2,338,544
Liberty Utilities Finance GP 1 144A 2.05% 9/15/30 #	3,000,000	2,400,187
Louisville Gas and Electric 5.45% 4/15/33	2,935,000	3,064,274
National Rural Utilities Cooperative Finance 4.15% 12/15/32	4,463,000	4,278,113
NextEra Energy Capital Holdings
3.00% 1/15/52	6,630,000	4,552,767
6.051% 3/1/25	5,160,000	5,248,363

NRG Energy 144A 2.45% 12/2/27 #	2,470,000	2,146,637
Oglethorpe Power
3.75% 8/1/50	5,235,000	4,090,801
144A 4.50% 4/1/47 #	5,500,000	4,698,403
5.25% 9/1/50	6,830,000	6,603,023
Pacific Gas & Electric
3.50% 8/1/50	1,690,000	1,104,219
4.60% 6/15/43	4,405,000	3,463,953

Pacific Gas and Electric 3.30% 8/1/40	1,125,000	788,942
PacifiCorp 2.90% 6/15/52	13,799,000	9,647,420
Public Service of Colorado 5.25% 4/1/53	2,510,000	2,585,725
Public Service Co. of Oklahoma 3.15% 8/15/51	4,285,000	2,952,734
San Diego Gas & Electric 3.32% 4/15/50	2,270,000	1,707,553
Southern California Edison
3.45% 2/1/52	1,680,000	1,245,006
4.125% 3/1/48	1,465,000	1,247,130
NQ-NO [4/23] 6/23 (2965312)    5

Schedule of investments
Delaware Corporate Bond Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)
Southern California Edison
4.875% 3/1/49	1,865,000	$ 1,754,141
Vistra Operations
144A 3.55% 7/15/24 #	6,327,000	6,136,238
144A 5.125% 5/13/25 #	5,920,000	5,795,796

WEC Energy Group 5.15% 10/1/27	7,770,000	7,946,789
		144,233,799
Energy — 8.29%
BP Capital Markets 4.875% 3/22/30 μ, ψ	8,805,000	8,117,374
BP Capital Markets America
2.939% 6/4/51	2,260,000	1,589,659
4.812% 2/13/33	2,180,000	2,218,825
Diamondback Energy
3.125% 3/24/31	10,325,000	9,035,431
4.25% 3/15/52	3,735,000	2,953,107
Enbridge
1.60% 10/4/26	3,180,000	2,882,589
5.75% 7/15/80 μ	4,710,000	4,319,598
Energy Transfer
5.00% 5/15/50	1,790,000	1,521,631
5.75% 2/15/33	775,000	791,165
6.25% 4/15/49	3,410,000	3,387,992
6.50% 11/15/26 μ, ψ	9,654,000	8,567,925
Enterprise Products Operating
3.30% 2/15/53	10,375,000	7,486,916
5.35% 1/31/33	905,000	942,810

Galaxy Pipeline Assets Bidco 144A 2.94% 9/30/40 #	4,041,612	3,323,905
Kinder Morgan
4.80% 2/1/33	2,410,000	2,334,120
5.20% 6/1/33	9,915,000	9,847,455

Marathon Oil 5.20% 6/1/45	3,040,000	2,634,762
MPLX
5.00% 3/1/33	2,660,000	2,614,804
5.65% 3/1/53	1,515,000	1,452,309

ONEOK 7.50% 9/1/23	6,625,000	6,636,347
Targa Resources Partners
4.00% 1/15/32	2,880,000	2,533,896
5.00% 1/15/28	9,894,000	9,687,017
6.875% 1/15/29	2,882,000	2,947,159

6    NQ-NO [4/23] 6/23 (2965312)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Valero Energy 3.65% 12/1/51	2,449,000	$ 1,748,780
		99,575,576
Finance Companies — 3.29%
AerCap Ireland Capital DAC
1.65% 10/29/24	1,845,000	1,725,830
3.00% 10/29/28	9,276,000	8,082,185
3.40% 10/29/33	6,712,000	5,400,872
Air Lease
2.20% 1/15/27	1,050,000	942,132
2.875% 1/15/32	3,880,000	3,184,105
4.125% 12/15/26 μ, ψ	4,080,000	2,728,190
5.85% 12/15/27	2,290,000	2,318,727
Aviation Capital Group
144A 1.95% 1/30/26 #	7,443,000	6,669,034
144A 1.95% 9/20/26 #	2,180,000	1,905,640
144A 5.50% 12/15/24 #	5,560,000	5,489,045
144A 6.25% 4/15/28 #	1,107,000	1,117,625
		39,563,385
Insurance — 6.18%
American International Group 5.125% 3/27/33	5,430,000	5,458,648
Aon 5.00% 9/12/32	2,925,000	2,961,267
Athene Global Funding
144A 1.985% 8/19/28 #	15,617,000	12,701,618
144A 2.50% 3/24/28 #	3,455,000	2,917,577
144A 2.717% 1/7/29 #	3,515,000	2,953,282

Athene Holding 3.45% 5/15/52	3,215,000	1,956,651
Berkshire Hathaway Finance 3.85% 3/15/52	8,580,000	7,330,070
Brighthouse Financial 4.70% 6/22/47	2,152,000	1,627,924
Global Atlantic 144A 4.70% 10/15/51 #, μ	5,070,000	4,058,122
Hartford Financial Services Group 2.90% 9/15/51	3,625,000	2,402,650
Humana 5.75% 3/1/28	984,000	1,026,872
New York Life Global Funding
144A 1.20% 8/7/30 #	4,355,000	3,454,024
144A 4.85% 1/9/28 #	4,650,000	4,724,876

Prudential Financial 3.70% 10/1/50 μ	7,005,000	6,018,884
UnitedHealth Group
4.50% 4/15/33	7,240,000	7,252,897
5.05% 4/15/53	7,285,000	7,406,318
		74,251,680
NQ-NO [4/23] 6/23 (2965312)    7

Schedule of investments
Delaware Corporate Bond Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Natural Gas — 1.31%
Sempra Energy
4.125% 4/1/52 μ	2,775,000	$ 2,252,237
4.875% 10/15/25 μ, ψ	6,855,000	6,463,321

Southern California Gas 6.35% 11/15/52	2,780,000	3,245,841
Spire Missouri 4.80% 2/15/33	3,695,000	3,740,520
		15,701,919
Real Estate Investment Trusts — 1.24%
Alexandria Real Estate Equities 4.75% 4/15/35	3,590,000	3,419,715
American Homes 4 Rent 3.625% 4/15/32	4,840,000	4,235,056
Extra Space Storage 2.35% 3/15/32	9,040,000	7,201,501
		14,856,272
Technology — 5.71%
Alphabet 2.05% 8/15/50	10,280,000	6,558,590
Autodesk 2.40% 12/15/31	7,435,000	6,239,703
Broadcom 144A 3.469% 4/15/34 #	9,922,000	8,201,386
Broadridge Financial Solutions 2.60% 5/1/31	5,611,000	4,713,308
CDW 3.276% 12/1/28	11,570,000	10,053,099
Clarivate Science Holdings 144A 3.875% 7/1/28 #	3,763,000	3,390,538
CoStar Group 144A 2.80% 7/15/30 #	4,235,000	3,547,273
Entegris Escrow
144A 4.75% 4/15/29 #	3,650,000	3,398,925
144A 5.95% 6/15/30 #	3,680,000	3,501,787
Marvell Technology
1.65% 4/15/26	4,460,000	4,069,582
2.45% 4/15/28	2,820,000	2,481,014
Oracle
4.65% 5/6/30	1,445,000	1,417,167
5.55% 2/6/53	7,180,000	6,907,147

Sensata Technologies 144A 3.75% 2/15/31 #	4,715,000	4,101,284
		68,580,803
Transportation — 2.57%
American Airlines 144A 5.50% 4/20/26 #	6,050,000	5,948,020
Burlington Northern Santa Fe 2.875% 6/15/52	8,087,000	5,697,660
DAE Funding
144A 1.55% 8/1/24 #	2,260,000	2,139,268
144A 3.375% 3/20/28 #	1,105,000	1,014,909

Delta Air Lines 144A 7.00% 5/1/25 #	6,212,000	6,410,764
ERAC USA Finance
144A 4.90% 5/1/33 #	2,305,000	2,303,504
8    NQ-NO [4/23] 6/23 (2965312)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation (continued)
ERAC USA Finance
144A 5.40% 5/1/53 #	1,445,000	$ 1,457,289

Mileage Plus Holdings 144A 6.50% 6/20/27 #	4,347,750	4,346,013
United Airlines 2019-1 Class AA Pass Through Trust Series 2019-1 AA 4.15% 2/25/33 ♦	1,665,183	1,535,112
		30,852,539
Total Corporate Bonds (cost $1,145,257,337)		1,054,168,061

Municipal Bonds — 0.26%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 2.993% 7/1/24 ^	60,624	57,452
Series A-1 4.00% 7/1/35	132,326	118,689
Series A-1 4.00% 7/1/37	140,560	123,147
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	3,335,429	2,776,745
Total Municipal Bonds (cost $3,501,716)		3,076,033

Loan Agreements — 2.70%
AmWINS Group 7.275% (LIBOR01M + 2.25%) 2/19/28 •	2,825,004	2,803,642
Applied Systems 9.398% (SOFR03M + 4.50%) 9/18/26 •	2,925,158	2,934,299
Gates Global Tranche B-3 7.582% (SOFR01M + 2.50%) 3/31/27 •	2,942,275	2,938,335
Horizon Therapeutics USA Tranche B-2 6.76% (LIBOR01M + 1.75%) 3/15/28 •	2,832,200	2,831,189
Informatica 7.813% (LIBOR01M + 2.75%) 10/29/28 •	2,970,000	2,965,670
Prime Security Services Borrower Tranche B-1 7.608% (LIBOR01M + 2.75%) 9/23/26 •	2,949,800	2,949,033
RealPage 1st Lien 8.025% (LIBOR01M + 3.00%) 4/24/28 •	2,984,550	2,903,967
Reynolds Group Holdings Tranche B-2 8.347% (SOFR01M + 3.25%) 2/5/26 •	2,691,581	2,688,698
Standard Industries 7.329% (SOFR01M + 2.36%) 9/22/28 •	9,465,397	9,453,025
Total Loan Agreements (cost $32,480,774)		32,467,858

NQ-NO [4/23] 6/23 (2965312)    9

Schedule of investments
Delaware Corporate Bond Fund   (Unaudited)
	Principal amount°	Value (US $)

US Treasury Obligations — 5.26%
US Treasury Bonds 3.625% 2/15/53	27,775,000	$ 27,547,159
US Treasury Notes
3.50% 1/31/30	20,090,000	20,104,125
3.50% 2/15/33	7,205,000	7,248,342
3.625% 3/31/28	8,290,000	8,335,660
Total US Treasury Obligations (cost $62,250,581)		63,235,286
	Number of shares
Convertible Preferred Stock — 0.29%
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	22,731	1,054,264
Lyondellbasell Advanced Polymers 6.00% exercise price $52.33 ω	2,808	2,386,800
Total Convertible Preferred Stock (cost $4,053,106)		3,441,064

Short-Term Investments — 3.02%
Money Market Mutual Funds — 3.02%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.75%)	9,068,659	9,068,659
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.73%)	9,068,659	9,068,659
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.87%)	9,068,658	9,068,658
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.78%)	9,068,658	9,068,658
Total Short-Term Investments (cost $36,274,634)		36,274,634
Total Value of Securities—99.67% (cost $1,288,924,802)		1,197,434,576

Receivables and Other Assets Net of Liabilities—0.33%		3,973,041
Net Assets Applicable to 78,358,958 Shares Outstanding—100.00%		$1,201,407,617
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2023. Rate will reset at a future date.
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(Unaudited)
ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2023, the aggregate value of Rule 144A securities was $194,233,637, which represents 16.17% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at April 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
DAC – Designated Activity Company
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
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